Nov-07-05 09:48am From-IXIS AMAG Legal/Compliance [redacted] T-982 P.002/007 F-982

05044061

OMB APPROVAL	
OMB Number:	3235-0161
Expires:	August 31, 2005
Estimated average burden hours per response	0.5

OFFICIAL USE	
FILE NO.	84-5731
SEQ. NO.	
EFFECTIVE DATE	11-25-05

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM TA-W

NOTICE OF WITHDRAWAL FROM REGISTRATION AS TRANSFER AGENT

Pursuant To Section 17A of the Securities Exchange Act of 1934

Read all instructions on reverse side before preparing form. Please print or type.

1. Transfer Agent File No.: 84-5731 2. Full name of registrant: IXIS Asset Management Services Company FINS# 776161

3. Name under which transfer agent activities are conducted, if different from above: ~~File No. 084-5731~~

4. Address of registrants principal place of business: *No. and street* *City* *State* *Zip Code*
399 Boylston Street, Boston, MA 02116

5. Furnish registrants reasons for ceasing the performance of transfer agent functions or for otherwise requesting withdrawal of its registration.
See Attached Addendum

6. Furnish the last date registrant performed transfer agent functions as defined by Section 3(a)(25) of the Act for any security, including debt and equity, registered under Section 12 of the Act or which would be required to be registered except for the exemption from registration provided by subsection (g)(2)(B) or (g)(2)(G) of that section. September 30, 2005

Does registrant have any intention of performing in the near future a transfer agent function for any such security? No

7. Is registrant directly or indirectly involved in any legal actions or proceedings or aware of any potential claims *(including out-of-proof conditions)* against it in connection with its performance of transfer agent functions for any security? If so, furnish complete information with respect to each.
☐ Yes ☒ No

8. Are there any unsatisfied judgments or liens against registrant arising out of its performance of transfer agent functions for any security? If so, furnish complete information regarding each judgment or lien.
☐ Yes ☒ No

9. For each issue shown on Schedule B of registrants Form TA-1, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of any successor transfer agent(s) and state whether such transfer agent(s) is registered as a transfer agent pursuant to the Act. If there is no successor transfer agent(s), so state.
See Attached Addendum

10. For each issue shown on Schedule B of registrants Form TA-1, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of the person(s) who has or will have custody or possession of the books and records which registrant maintained in connection with its performance of transfer agent functions.
See Attached Addendum

11. Furnish the address(es), if different from Item 10, where such books and records will be located.

12. EXECUTION. The registrant submitting this Form and its attachments and the person executing it represent hereby that it and all materials filed in connection therewith contain a true, correct and complete statement of all required information. Registrant also consents hereby to make the books and records it is required to preserve by Rules 17A d-6 and 7 under the Securities Exchange Act of 1934 (17 CFR 240.17A d-6 and 7) available for examination by authorized representatives of the Securities and Exchange Commission during the period the rules require registrant to preserve such books and records and hereby authorizes the person having custody of such books and records to make them available to such representatives.

Dated the 23rd *day of* September 2005

IXIS Asset Management Services Company
(Name of transfer agent)

(Manual signature of principal officer or duly authorized principal)

Anthony Loureiro
(Printed name of principal officer or duly authorized principal)

Senior Vice President
(Title)

617-449-2828
(Telephone number)

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

Persons who potentially are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 1669 (7-02)

IXIS Asset Management Services, Inc.
Addendum
Form TA-W (Dated 9-23-2005)

Question #5 - IXIS Asset Management Services Company (ISC) (FINS #776161) is a registered transfer agent, located at 399 Boylston Street, Boston, Massachusetts 02116, which performs transfer agent services for the IXIS Advisor Funds, the Loomis Sayles Funds and the Oakmark Funds. Effective the close of business September 30, 2005, ISC will cease transfer agency operations, as a result, ISC will cease performing transfer agency functions related to the below funds:

In an effort to reduce fund expenses ISC's Senior Management has made a decision that effective October 1, 2005 it will transition the transfer agency functions performed on behalf of certain affiliated fund families to Boston Financial Data Services, Inc. (FINS# 209809) located at 330 W 9th Street, Kansas City, Missouri 64105.

Question #9 – Transfer agent functions for all issues (listed below) will be assumed by Boston Financial Data Services, Inc. (BFDS) (FINS# 209809) located at 330 W 9th Street, Kansas City, Missouri 64105.

Question #10 – The books and records of ISC will continue to be maintained (and be available for inspection) at 399 Boylston Street, Boston, MA 02116. BFDS formerly served as sub-transfer agent for the funds listed below and also is in possession of certain records at the following locations.

330 W 9th Street
Kansas City, MO 64105

2 Heritage Drive
North Quincy, MA 02171

Issues Transitioning From ISC to BFDS

IXIS Advisor Funds Fund Name	Class	CUSIP Number
AEW Real Estate Fund	A	46602G-10-9
AEW Real Estate Fund	B	46602G-20-8
AEW Real Estate Fund	C	46602G-30-7
AEW Real Estate Fund	Y	46602G-40-6
CGM Advisor Targeted Equity Fund	A	46602D-80-9
CGM Advisor Targeted Equity Fund	B	46602D-88-2
CGM Advisor Targeted Equity Fund	C	46602D-87-4
CGM Advisor Targeted Equity Fund	Y	46602D-86-6
Hansberger International Fund	A	46602D-85-8
Hansberger International Fund	B	46602D-84-1
Hansberger International Fund	C	46602D-83-3
Harris Associates Focused Value Fund	A	46602J-30-1
Harris Associates Focused Value Fund	B	46602J-40-0

IXIS Advisor Funds Fund Name	Class	CUSIP Number
Harris Associates Focused Value Fund	C	46602J-50-9
Harris Associates Large Cap Value Fund	A	46602H-10-7
Harris Associates Large Cap Value Fund	B	46602H-20-6
Harris Associates Large Cap Value Fund	C	46602H-30-5
Harris Associates Large Cap Value Fund	Y	46602H-40-4
IXIS Cash Management Trust	A	46602F-10-1
IXIS Cash Management Trust	B	46602F-20-0
IXIS Cash Management Trust	C	46602F-30-9
IXIS Equity Diversified Portfolio	A	46602J-60-8
IXIS Equity Diversified Portfolio	C	46602J-70-7
IXIS Moderate Diversified Portfolio	A	46602J-10-3
IXIS Moderate Diversified Portfolio	C	46602J-20-2
IXIS U.S. Diversified Portfolio Fund	A	46602D-10-6
IXIS U.S. Diversified Portfolio Fund	B	46602D-20-5
IXIS U.S. Diversified Portfolio Fund	C	46602D-30-4
IXIS U.S. Diversified Portfolio Fund	Y	46602D-40-3
IXIS Value Fund Class A	A	46602D-50-2
IXIS Value Fund Class B	B	46602D-60-1
IXIS Value Fund Class C	C	46602D-70-0
Loomis Sayles Core Plus Bond Fund	A	46602D-82-5
Loomis Sayles Core Plus Bond Fund	B	46602D-81-7
Loomis Sayles Core Plus Bond Fund	C	46602D-79-1
Loomis Sayles Core Plus Bond Fund	Y	46602D-78-3
Loomis Sayles Growth Fund	A	543487-12-8
Loomis Sayles Growth Fund	B	543487-22-7
Loomis Sayles Growth Fund	C	543487-21-9
Loomis Sayles Growth Fund	Y	543487-21-9
Loomis Sayles High Income Fund	A	543487-38-3
Loomis Sayles High Income Fund	B	543487-37-3
Loomis Sayles High Income Fund	C	543487-36-7
Loomis Sayles Investment Grade Bond Fund	A	543487-14-4
Loomis Sayles Investment Grade Bond Fund	B	543487-27-6
Loomis Sayles Investment Grade Bond Fund	C	543487-26-8

IXIS Advisor Funds Fund Name	Class	CUSIP Number
Loomis Sayles Investment Grade Bond Fund	Y	543487-13-6
Loomis Sayles Limited Term Government and Agency Fund	A	543487-35-9
Loomis Sayles Limited Term Government and Agency Fund	B	543487-34-2
Loomis Sayles Limited Term Government and Agency Fund	C	543487-33-4
Loomis Sayles Limited Term Government and Agency Fund	Y	543487-32-6
Loomis Sayles Massachusetts Tax Free Income Fund	A	46602H-50-3
Loomis Sayles Massachusetts Tax Free Income Fund	B	46602H-60-2
Loomis Sayles Municipal Income Fund	A	543487-31-8
Loomis Sayles Municipal Income Fund	B	543487-29-2
Loomis Sayles Research Fund	A	543488-30-8
Loomis Sayles Research Fund	B	543487-17-7
Loomis Sayles Research Fund	C	543487-16-9
Loomis Sayles Research Fund	Y	543488-40-7
Loomis Sayles Strategic Income Fund	A	543487-28-4
Loomis Sayles Strategic Income Fund	B	543487-27-6
Loomis Sayles Strategic Income Fund	C	543487-26-8
Loomis Sayles Strategic Income Fund	Y	543487-25-0
Vaughan Nelson Small Cap Value Fund	A	46602D-74-2
Vaughan Nelson Small Cap Value Fund	B	46602D-73-4
Vaughan Nelson Small Cap Value Fund	C	46602D-72-6
Westpeak Capital Growth Fund	A	46602D-71-8
Westpeak Capital Growth Fund	B	46602D-69-2
Westpeak Capital Growth Fund	C	46602D-68-4

Loomis Sayles Funds Fund Name	Class	CUSIP Number
Loomis Sayles Aggressive Growth Fund	I	543487-79-7
Loomis Sayles Aggressive Growth Fund	R	543487-63-1
Loomis Sayles Bond Fund	I	543495-84-0
Loomis Sayles Bond Fund	R	543495-83-2
Loomis Sayles Bond Fund	A	543495-85-7
Loomis Sayles Fixed Income Fund	I	543495-50-1
Loomis Sayles Global Bond Fund	I	543495-78-2
Loomis Sayles Global Bond Fund	R	543495-77-4
Loomis Sayles Inflation Protected Securities Fund	I	543495-76-6
Loomis Sayles Institutional High Income Fund	I	543495-60-0
Loomis Sayles Intermediate Duration Fixed Income Fund	I	543495-70-9
Loomis Sayles Investment Grades Fixed Income Fund	I	543495-10-5
Loomis Sayles Securitized Asset Fund	I	543495-74-1
Loomis Sayles Small Cap Growth Fund	I	543487-85-4
Loomis Sayles Small Cap Growth Fund	R	543487-68-0
Loomis Sayles Small Cap Value Fund	I	543495-81-6
Loomis Sayles Small Cap Value Fund	R	543495-79-0
Loomis Sayles Small Cap Value Fund	A	543495-82-4
Loomis Sayles Tax-Managed Equity Fund	I	543487-15-1
Loomis Sayles Value Fund	I	543487-20-1
Loomis Sayles Worldwide Fund	I	543487-87-0

Oakmark Funds Fund Name	Class	CUSIP Number
Oakmark Fund	I	413838-10-3
Oakmark Fund	II	413838-70-7
Oakmark Select Fund	I	413838-60-8
Oakmark Select Fund	II	413838-80-6
Oakmark Equity & Income Fund	I	413838-40-0
Oakmark Equity & Income Fund	II	413838-87-1
Oakmark International Fund	I	413838-20-2
Oakmark International Fund	II	413838-86-3
Oakmark International Small Cap Fund	I	413838-50-9
Oakmark International Small Cap Fund	II	413838-85-5
Oakmark Global Fund	I	413838-83-0
Oakmark Global Fund	II	413838-84-8
Oakmark Units of Government Portfolio	N/A	38142B-79-9